Investments - Summary of investments by company (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Associated entities	€ 6,130	€ 7,447	€ 6,609
Investments in joint ventures	1,492	1,325	979
Santander Vida Seguros y Reaseguros
Disclosure of associates [line items]
Investments in joint ventures	381	170	163
Santander CACEIS Latam Holding 1, S.L.
Disclosure of associates [line items]
Investments in joint ventures	326	349	0
Union De Creditos Inmobiliarios S.A., E.F.C.
Disclosure of associates [line items]
Investments in joint ventures	168	206	202
Other companies
Disclosure of associates [line items]
Investments in joint ventures	617	600	614
Merlin Properties, SOCIMI, S.A.
Disclosure of associates [line items]
Associated entities	1,581	1,511	1,358
Metrovacesa S.A.
Disclosure of associates [line items]
Associated entities	1,157	1,226	1,255
Caceis
Disclosure of associates [line items]
Associated entities	1,077	1,010	0
Zurich Santander Insurance América, S.L. - Consolidated
Disclosure of associates [line items]
Associated entities	955	1,009	961
Companies Santander Insurance - Consolidated
Disclosure of associates [line items]
Associated entities	439	402	392
Ebury Partners Limited
Disclosure of associates [line items]
Associated entities	388	0	0
Popular Spain Holding de Inversiones, S.L.U. (former Allianz Popular, S.L.)
Disclosure of associates [line items]
Associated entities	0	409	431
Project Quasar Investment 2017 S.L.
Disclosure of associates [line items]
Associated entities	€ 0	1,351	1,701
Ownership interest (as a percent)	49.00%
Other companies
Disclosure of associates [line items]
Associated entities	€ 533	€ 529	€ 511